Income tax expense	12 Months Ended
Dec. 31, 2018
Income tax expense
Income tax expense

7.   Income tax expense

Recognized in the consolidated statement of comprehensive loss:

	Year ended	Year ended	Year ended
(in thousands)	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Current tax expense	US $	US $	US $
U.K. corporation taxes	—	—	—
Overseas taxes	9	22	—
	9	22	—

The main rate of U.K. corporation tax was reduced from 21% to 19% from April 1, 2015 and has been reflected in these consolidated financial statements.

The tax expense recognized for the years ended December 31, 2018, 2017 and 2016 is lower than the standard rate of corporation tax in the U.K. of 19%. The differences are reconciled below:

(in thousands)	2018	2017	2016
Reconciliation of effective tax rate:	US $	US $	US $
Loss on ordinary activities before taxation	(13,976)	(44,788)	(40,324)
U.K. Corporation tax at 19%	921	(1,571)	(450)
Overseas tax at higher rate	(3,953)	(7,669)	(12,955)
Effects of:
Unrecognized losses	(3,032)	(9,240)	(13,405)
Other adjustments-overseas taxes	9	22	—
Total tax charge	9	22	—

There is an unrecognized cumulative net deferred tax asset of US$1.3 million. The net deferred tax asset relates to deferred tax on $4.8 million of a gain generated in the United Kingdom during the year ended December 31, 2018 offset by deferred tax on $12.2 million of cumulating historical losses.  The Group has $115.4 million of cumulative net operating losses (“NOLs”) generated in the United States as of December 31, 2018.  NOLs are subject to review and possible adjustment by taxing authorities in the United States and may become subject to an annual limitation, which could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities.